PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2017
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS

37.    PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS

Other than the senior perpetual securities issued by a subsidiary of the Group, which is disclosed in note 40, details of the Group’s subsidiaries that have material non-controlling interests are set out below:

	2016	2017

Percentage of equity interest held by non-controlling interests

Ningxia Energy	29.18%	29.18%
Shandong Huayu	45.00%	45.00%
Chalco Shandong	—	30.80%
Zhongzhou Aluminum	—	36.90%
Baotou Aluminum	—	25.67%
Chalco Mining	—	81.14%

Profit for the year allocated to non-controlling interests

Ningxia Energy	53,667	(5,670)
Shandong Huayu	79,621	13,070
Chalco Shandong	—	—
Zhongzhou Aluminum	—	—
Baotou Aluminum	—	72,902
Chalco Mining	—	—

Dividends distributed to non-controlling interests

Ningxia Energy	7,430	3,264
Shandong Huayu	—	—
Chalco Shandong	—	—
Zhongzhou Aluminum	—	—
Baotou Aluminum	—	—
Chalco Mining	—	—

Accumulated balances of non-controlling interests at the reporting dates

Ningxia Energy	4,516,727	4,914,902
Shandong Huayu	822,327	860,235
Chalco Shandong	—	1,426,620
Zhongzhou Aluminum	—	2,151,713
Baotou Aluminum	700,000	2,588,831
Chalco Mining	1,101	5,345,570

As of December 31, 2017, pursuant to the "Investment Agreements" and the "Debt to Equity Swap Agreements" (note 17), the Investors have already made additional capital contributions of RMB12,600 million to the Target Companies. Subsequent to the completion of the capital increase, the Company's interest in Chalco Shandong, Zhongzhou Aluminum, Baotou Aluminum and Chalco Mining decreased from 100% to 69.20%,  63.10%,  74.33% and 18.86%, respectively. Pursuant to the "Investment Agreements" and the "Debt-to-Equity Swap Agreements", the Investors voluntarily became parties acting in concert with the Company. When voting at the shareholders’ and board meetings of the Target Companies, the Investors and the directors appointed by them undertake to act in accordance with the instructions from the Company and in concert with the Company. Therefore, in the opinion of the directors of the Company, the Group exercises control over the Target Companies; and the equity interest of the Target Companies held by the Investors are accounted for as non-controlling interests.

The following tables illustrate the summarized financial information of the above subsidiaries. The amounts disclosed are before any inter-company eliminations:

	Ningxia	Shandong	Chalco	Zhongzhou	Baotou
2016	Energy	Huayu	Shandong	Aluminum	Aluminum	Chalco Mining

Revenue	4,170,859	2,500,353	5,990,183	4,716,235	6,467,152	2,390,441
Total expenses	4,064,127	2,323,417	5,636,485	4,700,680	5,671,676	2,930,569
Profit/(loss) for the year	106,732	176,936	353,698	15,555	795,476	(540,128)
Total comprehensive income/(loss) for the year	106,732	176,936	353,698	15,555	795,476	(540,128)

Current assets	4,481,921	918,043	2,307,274	2,658,649	2,308,282	2,790,087
Non-current assets	30,633,509	2,231,424	4,795,278	4,722,540	8,068,407	6,060,379
Current liabilities	6,959,388	1,331,872	3,974,857	3,793,320	4,851,993	2,627,715
Non-current liabilities	17,720,701	1,100	300,547	340,809	1,060,164	5,421,182

Net cash flows from/(used in) operating activities	1,874,909	(332,713)	136,934	368,083	1,271,670	212,147
Net cash flows (used in)/from investing activities	(1,384,059)	32,753	(200,859)	(373,882)	(2,035,306)	(461,248)
Net cash flows from/(used in) financing activities	291,301	(68,627)	(62,754)	(40,286)	1,084,462	157,940
Effect of foreign exchange rate changes, net	—	—	—	—	12	—

Net increase/(decrease) in cash and cash equivalents	782,151	(368,587)	(126,679)	(46,085)	320,838	(91,161)

	Ningxia	Shandong	Chalco	Zhongzhou	Baotou
2017	Energy	Huayu	Shandong	Aluminum	Aluminum	Chalco Mining

Revenue	5,624,059	2,900,693	8,402,308	5,831,439	10,419,392	4,430,817
Total expenses	5,691,240	2,873,755	8,080,124	5,653,178	9,696,225	4,389,171
(Loss)/profit for the year	(67,181)	26,938	322,184	178,261	723,167	41,646
Total comprehensive (loss)/income for the year	(67,181)	26,938	322,184	178,261	723,167	41,646

Current assets	4,538,735	1,086,854	2,279,318	3,058,917	3,785,165	2,997,388
Non-current assets	33,716,269	2,475,925	4,741,067	4,681,807	12,535,637	6,108,012
Current liabilities	7,944,491	1,612,994	2,239,052	1,881,642	4,591,208	2,499,653
Non-current liabilities	19,488,716	80,489	148,757	27,725	3,894,064	17,604

Net cash flows from operating activities	2,110,801	195,673	840,018	778,375	1,015,534	1,205,318
Net cash flows used in investing activities	(3,933,743)	(186,230)	(496,837)	(630,895)	(4,622,781)	(552,588)
Net cash flows from/(used in) financing activities	1,350,275	117	(268,386)	(190,781)	3,447,792	(603,051)
Effect of foreign exchange rate changes, net	—	—	—	—	(16)	—

Net (decrease)/increase in cash and cash equivalents	(472,667)	9,560	74,795	(43,301)	(159,471)	49,679